Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2017	Mar. 08, 2018	Jun. 30, 2017
Document and Entity Information
Entity Registrant Name	Willdan Group, Inc.
Entity Central Index Key	0001370450
Document Type	8-K
Document Period End Date	Dec. 29, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-29
Entity Current Reporting Status	Yes
Entity Public Float			$ 242.6
Entity Common Stock, Shares Outstanding		8,847,591
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY